Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 01, 2021	Dec. 31, 2021
Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance			$ 3,440
Additions to right -of -use assets			845
Termination lease			(125)
Depreciation expense			(1,068)
Ending balance			3,092
Lease Liabilities [Member]
Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance	[1]	$ 4,665
Additions to right -of -use assets	[1]	845
Termination lease	[1]	(125)
Exchange rate differences	[1]	150
Repayment of lease liabilities	[1]	(1,221)
Ending balance	[1]	$ 4,314
Rented Offices [Member]
Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance			2,599
Depreciation expense			(433)
Ending balance			2,165
Vehicles [Member]
Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance			821
Additions to right -of -use assets			845
Termination lease			(125)
Depreciation expense			(628)
Ending balance			913
Computers, Software, Equipment and Office Furniture [Member]
Leases (Details) - Schedule of right-of-use assets composition and changes in lease liabilities [Line Items]
Beginning balance			20
Depreciation expense			(5)
Ending balance			$ 15

[1]	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.75%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.